Prospectus Supplement

July 15, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated July 15, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

Balanced Portfolio

Effective September 15, 2010, Francine J. Bovich will no longer be managing the Portfolio. As a result, effective September 15, 2010, all references to Ms. Bovich will be deleted from the Prospectus.

Please retain this supplement for future reference.

  IFTBALSPT2 7/10

Statement of Additional Information Supplement

July 15, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated July 15, 2010 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 29, 2010 of:

Effective September 15, 2010, Francine J. Bovich will no longer be managing the Balanced Portfolio. As a result, effective September 15, 2010, all references to Ms. Bovich will be deleted from the Statement of Additional Information.

Please retain this supplement for future reference.